INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Current
Canada	27	167	212
Foreign	16	14	(2)
	43	181	210
Deferred
Canada	245	69	139
Foreign	323	216	226
	568	285	365
Income Tax Expense	611	466	575

Schedule of geographic components of income

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Canada	1,224	842	1,176
Foreign	1,298	1,096	1,109
Income before Income Taxes	2,522	1,938	2,285

Schedule of reconciliation of income tax expense

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Income before Income Taxes	2,522	1,938	2,285
Federal and provincial statutory tax rate	25.0%	25.0%	26.5%
Expected income tax expense	631	485	605
Income tax differential related to regulated operations	(13)	41	42
Higher/(lower) effective foreign tax rates	46	1	(5)
Income from equity investments and non-controlling interests	(41)	(40)	(45)
Tax legislation change	(25)	—	—
Other	13	(21)	(22)
Actual Income Tax Expense	611	466	575

Schedule of deferred income tax assets and liabilities and amounts classified in the consolidated balance sheet

at December 31 (millions of Canadian dollars)	2013	2012
Deferred Income Tax Assets
Operating loss carryforwards	826	1,024
Deferred amounts	223	112
Other	128	239
	1,177	1,375
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	4,245	3,817
Equity investments	682	578
Taxes on future revenue requirement	291	283
Unrealized foreign exchange gains on long-term debt	35	159
Other	170	96
	5,423	4,933
Net Deferred Income Tax Liabilities	4,246	3,558
The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Deferred Income Tax Assets
Other Current Assets (Note 5)	119	290
Intangible and Other Assets (Note 11)	225	168
	344	458
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)	26	—
Deferred Income Tax Liabilities	4,564	4,016
	4,590	4,016
Net Deferred Income Tax Liabilities	4,246	3,558

Schedule of reconciliation of the annual changes in the total unrecognized tax benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31 (millions of Canadian dollars)	2013	2012	2011
Unrecognized tax benefits at beginning of year	49	52	62
Gross increases – tax positions in prior years	3	2	9
Gross decreases – tax positions in prior years	(28)	(6)	(7)
Gross increases – tax positions in current year	2	9	11
Lapses of statute of limitations	(3)	(8)	(23)
Unrecognized tax benefits at end of year	23	49	52